ICON NATURAL RESOURCES & INFRASTRUCTURE FUND

Portfolio of Investments

March 31, 2021

Security Description	Shares	Value
Common Stock (92.26%)

Basic Materials (6.54%)
Celanese Corp	9,400	$1,408,214
The Chemours Co	42,000	1,172,220
Huntsman Corp	42,000	1,210,860
International Paper Co	80,000	4,325,600
Quaker Chemical Corp	4,250	1,036,023
RPM International Inc	14,000	1,285,900
The Sherwin-Williams Co	1,700	1,254,617
Total Basic Materials		11,693,434

Consumer, Cyclical (8.21%)
Fastenal Co	47,000	2,363,160
Herman Miller Inc	130,000	5,349,500
Meritor Inc*	148,000	4,354,160
WW Grainger Inc	6,500	2,606,045
Total Consumer, Cyclical		14,672,865

Consumer, Non-Cyclical (0.66%)
Herc Holdings Inc*	3,900	395,187
United Rentals Inc*	2,400	790,344
Total Consumer, Non-Cyclical		1,185,531

Energy (37.02%)
Atlantica Sustainable Infrastructure PLC	94,500	3,461,535
Baker Hughes Co	100,000	2,161,000
Delek US Holdings Inc	344,000	7,492,320
Diamondback Energy Inc	160,000	11,758,400
Exxon Mobil Corp	200,000	11,166,000
ONEOK Inc	30,000	1,519,800
Phillips 66	92,000	7,501,680
Royal Dutch Shell PLC	200,000	7,842,000
TechnipFMC PLC	256,000	1,976,320
Valero Energy Corp	133,000	9,522,800
The Williams Cos Inc	75,000	1,776,750
Total Energy		66,178,605

Financial (0.35%)
Air Lease Corp	12,906	632,394

Industrial (39.46%)
Armstrong World Industries Inc	30,000	2,702,700
Canadian Pacific Railway Ltd#	9,700	3,679,113
Chart Industries Inc*	45,000	6,405,750
CSX Corp	18,500	1,783,770
Eagle Materials Inc	26,100	3,508,101
EMCOR Group Inc	18,300	2,052,528
EnerSys	13,000	1,180,400
GasLog Ltd	400,000	2,308,000
JB Hunt Transport Services Inc	22,000	3,697,540
Martin Marietta Materials Inc	9,000	3,022,380
Masco Corp	75,000	4,492,500
MasTec Inc*	53,395	5,003,112
Old Dominion Freight Line Inc	19,000	4,567,790
Packaging Corp of America	30,000	4,034,399
Primoris Services Corp	85,000	2,816,050
Saia Inc*	16,500	3,804,570
Sealed Air Corp	32,000	1,466,240
Technip Energies NV*	51,200	766,464
Trane Technologies PLC	22,000	3,642,320
Union Pacific Corp	16,600	3,658,806
United Parcel Service Inc	8,500	1,444,915
Valmont Industries Inc	19,000	4,515,730
Total Industrial		70,553,178

Total Common Stock (Cost $134,944,282)		164,916,007

Funds (8.41%)	Shares	Value
Exchange-Traded Funds (7.43%)
Direxion Daily Energy Bull 2X Shares#	234,000	5,529,420
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares#	105,000	7,399,350
VanEck Vectors Oil Refiners ETF	13,000	354,142
Total Exchange-Traded Funds		13,282,912

Money Market Funds (0.98%)
First American Government Obligations Fund	1,758,907	1,758,907

Total Funds (Cost $10,877,185)		15,041,819

Collateral Received for Securities on Loan (2.56%)	Shares	Value
First American Government Obligations Fund - Class X (Cost $4,573,057)	4,573,057	4,573,057

Total Investments (Cost $150,394,524)(a) (103.23%)		184,530,883
Liabilities in Excess of Other Assets (-3.23%)		(5,753,228)
Net Assets (100.00%)		$178,777,655

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at March 31, 2021

(a)	Aggregate cost for federal income tax purpose is $150,443,798.

At March 31, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$35,967,966
Unrealized depreciation	(1,880,881)
Net unrealized appreciation	$34,087,085